UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

866-688-8775
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

Item 1. Report to Stockholders.

ANNUAL REPORT

October 31, 2006

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of October 31, 2006 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $16.61 per share. Total return (including capital gain and dividend reinvestments of $0.74 per share) for the year ended October 31, 2006 was 14.38 percent. This compares with a total return of 16.61 percent for the unmanaged Wilshire 5000 Index for the same period. Since inception on December 31, 2001, the Fund has produced a total return of 12.87 percent annualized (79.50 percent cumulative), compared to 7.16 percent annualized (39.71 percent cumulative) for the Wilshire 5000. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months. Performance shown does not reflect redemption fee. Had the fee been shown, returns would be lower.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers, total return would be reduced.

In our previous letter, we noted the rising interest rate environment and said it would take long-term interest rates (using the 30-Yr Treasury as a benchmark) in the 6 percent range to do serious harm to the economy and the stock market. We never got there, and the economy and the stock market benefited as a result. Treasury rates peaked at 5.30 percent in mid May, and after a brief period of commodity-induced indigestion, stocks resumed their climb in mid July and haven’t looked back. With the economy apparently heading for a soft landing, and the only serious concern being the depth of the housing decline, markets appear set for another year of decent returns in 2007.

Don’t get carried away, however. Declining interest rates and double-digit earnings growth are not permanent features of the economic landscape. With equity returns (as measured by the Wilshire 5000 Index) probing the 17 percent level over the past twelve months, this is no time for unbridled bullishness. Unless inflation goes much lower, which we do not expect, our guess is that stocks will produce yearly total returns averaging about half the recent level. Folks counting on doubling their money by 2010 are thus set up for disappointment. And there’s always the risk that underlying deflationary forces could poke through and disrupt the continuity of bullish thought.

The good news is that since inception nearly 5 years ago, our Fund has produced cumulative returns more than double those of the unmanaged Wilshire 5000 index. The fact that we’ve trailed the index over the past year is more likely an indication of general investor ebullience rather than any specific failure on our part, but we’ll see. Our fund

Fort Pitt Capital Total Return Fund

takes the task of outperforming the market averages quite seriously, and we therefore look nothing like the Wilshire 5000. Only time will tell if “different” continues to equal “better”.

Sincerely,

Charlie Smith
Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.

The information provided in this letter represents the opinion of Charlie Smith and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Wilshire 5000 is a capitalization weighted index of all U.S.-headquartered companies which provides the broadest measure of U.S. stock market performance. You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor (12/06)

Fort Pitt Capital Total Return Fund

Fort Pitt Capital Total Return Fund
Value of $10,000
vs.
Wilshire 5000 Total Market Index & S&P 500 Index

Average Annual Rate of Return
Periods ended October 31, 2006

	Past 1 Year	Past 3 Years	Since Inception
Fort Pitt Capital Total Return Fund	14.38%	14.31%	12.87%
Wilshire 5000 Total Market Index	16.61%	12.42%	7.16%
S&P 500 Index	16.34%	11.44%	5.69%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or Fund distributions.

The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO NET ASSETS
October 31, 2006

EXPENSE EXAMPLE
October 31, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 - October 31, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares within six (6) months of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
October 31, 2006

commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/06	10/31/06	5/1/06 - 10/31/06
Actual	$1,000.00	$1,036.80	$7.70
Hypothetical (5% return
before expenses)	1,000.00	1,017.64	7.63

*	Expenses are equal to the annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
October 31, 2006

COMMON STOCKS - 87.0%	Shares	Value
Aerospace & Defense - 5.4%
The Boeing Company	12,500	$998,250
Honeywell International, Inc.	30,000	1,263,600
		2,261,850
Air Freight - 2.2%
FedEx Corp.	8,000	916,320
Airlines - 2.3%
Alaska Air Group, Inc. *	24,000	963,600
Building Products - 0.0%
Trex Company, Inc. *	700	18,494
Capital Markets - 1.7%
The Charles Schwab Corporation	40,000	728,800
Commercial Banks - 7.4%
F.N.B. Corporation	48,700	824,491
Mellon Financial Corporation	30,000	1,164,000
PNC Financial Services Group	9,000	630,270
Sovereign Bancorp, Inc.	21,000	501,060
		3,119,821
Communications Equipment - 0.6%
Spectrum Control, Inc. *	27,399	243,851
Computers & Peripherals - 5.2%
Dell, Inc. *	18,000	437,940
EMC Corporation *	40,000	490,000
SanDisk Corporation *	26,000	1,250,600
		2,178,540
Diversified Financial Services - 3.6%
CIT Group, Inc.	13,000	676,650
Citigroup, Inc.	16,500	827,640
		1,504,290
Diversified Telecommunication Services - 13.9%
ALLTEL Corporation	10,000	533,100
AT&T, Inc.	60,000	2,055,000
IDT Corporation - Class B *	50,000	649,500
North Pittsburgh Systems, Inc.	30,000	790,800
Telefonos de Mexico SA de CV - ADR	20,000	527,800
Verizon Communications, Inc.	30,000	1,110,000

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006

COMMON STOCKS - 87.0% (Continued)	Shares	Value
Diversified Telecommunication Services - 13.9% (Continued)
Windstream Corporation	10,339	$141,851
		5,808,051
Grocery Stores - 2.5%
Koninklijke Ahold NV - ADR *	100,000	1,053,000
Industrial Conglomerates - 8.2%
General Electric Company	29,000	1,018,190
Loews Corporation	30,000	1,167,600
Matthews International Corporation - Class A	13,000	499,460
Tyco International Ltd. +	25,000	735,750
		3,421,000
Insurance - 5.4%
Arthur J. Gallagher & Co.	30,000	835,500
Erie Indemnity Company - Class A	15,000	759,750
The Hartford Financial Services Group, Inc.	7,500	653,775
		2,249,025
Machinery - 9.3%
Ingersoll-Rand Company - Class A +	25,000	917,750
ITT Industries, Inc.	16,000	870,240
Joy Global, Inc.	22,200	868,242
Parker Hannifin Corporation	15,000	1,254,450
		3,910,682
Media - 4.4%
Comcast Corporation - Class A *	40,000	1,626,800
Discovery Holding Company - Class A *	3,000	44,520
Liberty Media Holding Corp - Interactive *	7,500	165,525
		1,836,845
Metals & Mining - 0.5%
Alcoa, Inc.	7,000	202,370
Oil & Gas - 1.0%
El Paso Corporation	30,000	411,000
Pharmaceuticals - 4.9%
Allergan, Inc.	10,000	1,155,000
Pfizer, Inc.	5,000	133,250
Wyeth	15,000	765,450
		2,053,700

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
October 31, 2006

COMMON STOCKS - 87.0% (Continued)	Shares	Value
Road & Rail - 1.0%
Dollar Thrifty Automotive Group, Inc. *	10,000	$401,600
Semiconductor & Semiconductor Equipment - 2.3%
Cognex Corporation	15,000	345,450
Texas Instruments, Inc.	20,000	603,600
		949,050
Software - 5.2%
CA Inc.	40,000	990,400
InterVoice, Inc. *	50,000	307,500
Microsoft Corporation	20,000	574,200
OPNET Technologies, Inc. *	20,000	292,400
		2,164,500
TOTAL COMMON STOCKS
(Cost $26,310,149)		36,396,389
EXCHANGE TRADED FUND - 2.0%
iShares MSCI Japan Index Fund +	60,000	828,600
TOTAL EXCHANGE TRADED FUND
(Cost $743,483)		828,600

SHORT-TERM INVESTMENTS - 11.3%	Principal Amount
Investment Companies - 2.2%
Goldman Sachs Financial Square Prime
Obligations Fund, 5.18% **	$914,468	914,468
U.S. Treasury Bill - 4.3%
4.78%, 11/02/2006	1,792,000	1,791,772
Variable Rate Demand Notes - 4.8%
Aim Liquid Assets, 5.25% **	2,020,541	2,020,541
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,726,781)		4,726,781
Total Investments - 100.3%
(Cost $31,780,413)		41,951,770
Liabilities in Excess of Other Assets - (0.3)%		(114,059)
TOTAL NET ASSETS - 100.0%		$41,837,711

*	Non-income producing security.
+	U.S. Security of foreign company.
ADR American Depositary Receipt.
**	Variable rate security. The rate listed is as of October 31, 2006.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2006

ASSETS
Investments, at market value (cost $31,780,413)	$41,951,770
Receivable for Fund shares sold	120,739
Dividends and interest receivable	56,768
Receivable for investments sold	46,600
Prepaid expenses and other assets	15,928
Total assets	42,191,805

LIABILITIES
Payable for Fund shares redeemed	274,601
Payable to Investment Advisor	22,814
Payable to Chief Compliance Officer	1,230
Accrued expenses and other liabilities	55,449
Total liabilities	354,094

NET ASSETS	$41,837,711

COMPONENTS OF NET ASSETS
Paid in Capital	$30,112,310
Undistributed net investment income	258,928
Accumulated undistributed net realized gain on investments	1,295,116
Net unrealized appreciation on investments	10,171,357
Total net assets	$41,837,711
Shares outstanding
(unlimited number of shares authorized, par value $0.01)	2,519,245

Net Asset Value, Redemption Price and Offering Price Per Share	$16.61

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the year ended October 31, 2006

INVESTMENT INCOME

Income
Dividends	$638,324
Interest	188,122
Total investment income	826,446

Expenses
Advisory fees (See Note 4)	373,663
Legal fees	51,843
Transfer agent fees and expenses	48,116
Administration fees	41,267
Fund accounting fees	31,895
Trustee fees	26,862
Registration fees	22,841
Insurance fees	18,370
Shareholder reporting	16,773
Audit fees	15,021
Chief Compliance Officer fees	15,019
Custody fees	7,232
Other	4,385
Total expenses before waiver and reimbursement of expense	673,287
Less: waiver of expenses and reimbursement from Advisor	(112,793)
Net expenses	560,494
Net investment income	265,952

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,308,758
Change in unrealized appreciation on investments	3,350,539
Net realized and unrealized gain on investments	4,659,297
Net increase in net assets resulting from operations	$4,925,249

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2006	October 31, 2005
OPERATIONS
Net investment income	$265,952	$116,149
Net realized gain on investments	1,308,758	1,438,225
Change in unrealized appreciation on investments	3,350,539	2,622,728
Net increase in net assets
resulting from operations	4,925,249	4,177,102

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(123,177)	—
Net realized gains	(1,439,767)	(652,923)
Total distributions	(1,562,944)	(652,923)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,982,983	5,966,909
Proceeds from shares issued
in reinvestment of dividends	1,558,234	652,923
Cost of shares redeemed*	(2,853,163)	(1,157,384)
Net increase in net assets resulting
from capital share transactions	6,688,054	5,462,448

Total increase in net assets	10,050,359	8,986,627

NET ASSETS
Beginning of year	31,787,352	22,800,725

End of year	$41,837,711	$31,787,352

Accumulated net investment income	$258,928	$116,297

CHANGES IN SHARES OUTSTANDING
Shares sold	510,768	414,516
Shares issued in reinvestment of dividends	103,952	45,468
Shares redeemed	(181,446)	(80,053)
Net increase in Fund shares outstanding	433,274	379,931
Shares outstanding, beginning of year	2,085,971	1,706,040
Shares outstanding, end of year	2,519,245	2,085,971

*	Net of redemption fees of $2,129 and $1,921, respectively.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

								December 31,
	For the	For the		For the		For the		2001*
	Year Ended	Year Ended		Year Ended		Year Ended		through
	October 31, 2006	October 31, 2005		October 31, 2004		October 31, 2003		October 31, 2002
Net asset value,
beginning of period	$15.24	$13.36		$11.98		$9.35		$10.00
Income (loss) from
investment operations:
Net investment income	0.10	0.06		0.00	#	0.00	#	0.03
Net realized and unrealized
gain (loss) on investments	2.01	2.20		1.38		2.66		(0.68)
Total from
investment operations	2.11	2.26		1.38		2.66		(0.65)
Less dividends and distributions:
Dividends from
net investment income	(0.06)	—		(0.00	)#	(0.03)		—
Distributions from
net realized gains	(0.68)	(0.38)		—		—		—
Total dividends
and distributions	(0.74)	(0.38)		(0.00	)#	(0.03)		—
Redemption fees	0.00 #	0.00	#	0.00	#	—		—
Net asset value, end of period	$16.61	$15.24		$13.36		$11.98		$9.35
Total return[1]	14.38%	17.06%		11.56%		28.52%		(6.50%	)[2]
Supplemental data and ratios:
Net assets, end of period	$41,837,711	$31,787,352		$22,800,725		$16,619,610		$8,918,779
Ratio of net expenses
to average net assets:
Before expense
reimbursement and waivers	1.80%	1.96%		1.80%		2.17%		5.97%	[3]
After expense
reimbursement and waivers	1.50%	1.50%		1.50%		1.50%		1.50%	[3]
Ratio of net investment income
to average net assets:
Before expense
reimbursement and waivers	0.41%	(0.04%	)	(0.31%	)	(0.60%	)	(3.69%	)[3]
After expense
reimbursement and waivers	0.71%	0.42%		(0.01%	)	0.07%		0.78%	[3]
Portfolio turnover rate	11%	34%		27%		31%		21%	[2]

*	Commencement of operations.
#	Amount is less than $0.01 per share.
1	Total return reflects reinvested dividends but does not reflect the impact of taxes.
2	Not Annualized.
3	Annualized.
The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2006

1.	ORGANIZATION
Fort Pitt Capital Total Return Fund (the “Fund”) is a series of Fort Pitt Capital Funds; a statutory trust organized in the state of Delaware on August 17, 2001 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a “diversified” series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2.	SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

(a)	Investment Valuation

Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b)	Prepaid Expenses
Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

(c)	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Fund’s financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

In September, 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Distribution to Shareholders

The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Undistributed Net
	Net Realized	Investment
	Gain/(Loss)	Income/(Loss)	Paid In Capital
Fort Pitt Capital Total Return Fund	10	(144)	134

The permanent differences primarily relate to prior year ROCSOP adjustments and dividend reclassifications.

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

	2006	2005
Ordinary Income	$ 232,877	$ 75,411
Long Term Capital Gain	$1,330,067	$577,512

As of October 31, 2006 the components of capital on a tax basis were as follows:

Cost of investments(a)	$31,794,060
Gross unrealized appreciation	10,596,853
Gross unrealized depreciation	(439,143)
Net unrealized appreciation	$10,157,710
Undistributed ordinary income	$258,928
Undistributed long-term capital gain	1,308,763
Total distributable earnings	$1,567,691
Total accumulated earnings/losses	$11,725,401

(a) At October 31, 2006, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

(g)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund’s daily NAV calculation.

3.	INVESTMENT TRANSACTIONS
During the year ended October 31, 2006, the aggregate purchases and sales of securities (excluding short-term) were:

Purchases	$7,648,106
Sales	$3,646,482

4.	INVESTMENT ADVISOR
The Trust has an Investment Advisory Agreement (the “Agreement”) with Fort Pitt Capital Group, Inc. (the “Advisor”), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund’s average daily net assets up to $100 million, 0.90% from $100 million to $1 billion and 0.80% over $1 billion. Additionally, the Advisor has agreed to waive, through February 28, 2007, its management fee and/or reimburse the Fund’s other expenses, to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50% of the Fund’s average daily net assets.

For the year ended October 31, 2006, the Fund incurred advisory fees of $373,663 and waived/reimbursed expenses of $112,793 for a net advisory fee of $260,870. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

October 31,
2007	2008	2009
61,434	127,733	112,793

Fort Pitt Capital Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, as of October 31, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fort Pitt Capital Total Return Fund as of October 31, 2006 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 17, 2006

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited)

An in-person meeting of the Board of Trustees (the “Board”) of the Fort Pitt Capital Funds (the “Trust”) and its series, the Fort Pitt Capital Total Return Fund (the “Fund”) occurred on December 20, 2006. At this meeting, the Board, including a majority of disinterested Trustees, approved the continuation of the May 17, 2004 Investment Advisory Agreement between the Trust and Fort Pitt Capital Group, Inc. (the “Adviser”). As part of the approval process, the Board reviewed: (a) the Investment Advisory Agreement; (b) an Expense and Performance Analysis Report prepared by the Trust’s administrator pursuant to Section 15(c) of the Investment Company Act of 1940; (c) the Adviser’s responses to a detailed questionnaire compiled by the disinterested Trustees’ legal counsel; and (d) the Gartenberg memo provided by the Fund’s legal counsel. Having reviewed this information, and using the criteria set forth in the Gartenberg memo as a guide, the Board evaluated several factors before deciding to renew the Investment Advisory Agreement.

The Board considered the nature, extent and quality of the Adviser’s services. The Board engaged in a broad discussion of the value which the Adviser provided to the Trust’s shareholders, including: (a) the experience of the Fund’s investment managers, and such managers’ consistent value-oriented investment approach in the face of varying market conditions; (b) the Adviser’s willingness to employ and compensate experienced personnel who serve the Fund; (c) the Adviser’s willingness, in the absence of an active 12b-1 Distribution Plan, to bear significant expenses in promoting the Fund in print materials, at industry events and via its web site.

The Board reviewed in detail the investment performance of the Fund and the Adviser. Specifically, while the Fund lagged slightly behind the Wilshire 5000 and S&P 500 benchmarks in the current year, its three-year performance has been in the top third relative to its Morningstar peer group, and its soon-to-be-released five-year performance is expected to compare favorably. Moreover, the Adviser noted that since the Fund’s inception, it has produced cumulative returns more than double those of the Wilshire 5000 index.

The Board questioned the Adviser about the costs of its services and the profits it expected to realize from its relationship with the Fund. Regarding costs, the Adviser discussed the Expense and Analysis Report, and noted that while its contractual advisory fee (1%) and net advisory fee (.698%) were slightly higher than the median figures for its Lipper-selected peer group (.9% and .535% respectively), the Fund had not yet begun to realize significant cost savings arising from economies of scale because it was currently the only series of the Trust and was still relatively small in size. The Adviser also noted that while the Fund was one of its largest managed accounts, its gross margins for managing the Fund were actually less than the margins for most other Adviser accounts.

The Board next considered the extent to which economies of scale would be realized as the Fund grows, and whether Adviser fee levels would reflect these economies of scale. The Adviser explained that its fee schedule for the Fund now provides that the Fund will pay the Adviser 1% on assets up to $100 million, 0.9% on assets between $100 million and $1 billion, and 0.8% on assets over $1 billion. These graduated fees reflect economies of scale that will take effect as the Fund continues to increase in size.

Fort Pitt Capital Total Return Fund

ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board then discussed how it continues to have confidence in the Adviser and its investment strategy for the Fund. While the current calendar year’s performance has lagged slightly behind the Wilshire 5000 and the S&P 500, this was not surprising given the Fund’s value-oriented approach. Moreover, on an absolute and relative basis, the Fund’s three-year performance has been in the top quartile of its peer group. Given the Fund’s consistent adherence to its long-term investment strategy and its strong long-term performance, the Board concluded that the Adviser was adding significant value in exchange for its management fees. The Board therefore voted to continue the Investment Advisory Agreement for another year.

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund’s officers and trustees and is available, without charge, upon request.

Independent Trustees
				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Peter R. Anderson	Trustee	Indefinite	Retired. Formerly Senior Vice	1	Not
c/o Fort Pitt Capital		Term	President, Federated Research		Applicable
Group, Inc.		Since	Corporation (an investment
680 Andersen Drive		December	manager).
Foster Plaza Ten		2001
Pittsburgh, PA 15220
Birthdate: 2/9/31
Robert J. Dickson	Trustee	Indefinite	Private Investor. Managing Director	1	Not
c/o Fort Pitt Capital		Term	of Dickson Consulting and Chief		Applicable
Group, Inc.		Since	Financial Officer of Cardiac
680 Andersen Drive		December	Assist, Inc. Formerly Vice
Foster Plaza Ten		2001	President - Finance and CFO,
Pittsburgh, PA 15220			TRACO (a manufacturer &
Birthdate: 7/23/49			distributor of windows, doors,
etc.) 2001-2003; Formerly Vice
President & Treasurer, Carpenter
Technology Corp. (a manufacturer
of specialty metals); Formerly
Senior Vice President & Chief
Financial Operator, Dynamet, Inc.
(a titanium processor).
Ronald V. Pellegrini, M.D.	Trustee	Indefinite	Chief of Adult Cardiothoracic	1	Not
c/o Fort Pitt Capital		Term	Surgery, UPMC - Passavant		Applicable
Group, Inc.		Since	Hospital (July 2002-Present);
680 Andersen Drive		December	Formerly President, Three Rivers
Foster Plaza Ten		2001	Cardiac Institute, Inc. (cardiothoracic
Pittsburgh, PA 15220			surgeon medical practice)
Birthdate: 5/23/36			(1975-2002).
Interested Trustees and Officers
Douglas W. Kreps	Trustee,	Indefinite	Managing Director of Fort	1	Not
Fort Pitt Capital	Chairman	Term	Pitt Capital Group, Inc.		Applicable
Group, Inc.	& President	Since
680 Andersen Drive		December
Foster Plaza Ten		2001
Pittsburgh, PA 15220
Birthdate: 1/4/69

Fort Pitt Capital Total Return Fund

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
(Continued)

Interested Trustees and Officers (Continued)
				# of Funds	Other
		Term of Office		in complex	Directorships
Name,	Position Held	and Length of	Principal Occupation	overseen	Held by
Birthdate and Address	with the Trust	Time Served	During Past Five Years	by Trustee	Trustee

Charles A. Smith	Executive	Indefinite	Chief Investment Officer of Fort		Not
Fort Pitt Capital	Vice	Term	Pitt Capital Group, Inc.		Applicable
Group, Inc.	President	Since
680 Andersen Drive	& Treasurer	December
Foster Plaza Ten		2001
Pittsburgh, PA 15220
Birthdate: 12/8/59
Robin M. Miller	Chief	Indefinite	Chief Compliance Officer of Fort		Not
Fort Pitt Capital	Compliance	Term	Pitt Capital Group, Inc. (August		Applicable
Group, Inc.	Officer	Since	2004-present); Chief Compliance
680 Andersen Drive	& Secretary	September	Officer of Allegheny Investments
Foster Plaza Ten		2004	(2002-2004); Business Development
Pittsburgh, PA 15220			Manager of Allegheny Investments
Birthdate: 9/18/65			(2000-2002).

FEDERAL TAX INFORMATION (Unaudited)

The Fund designates $1,330,067 as long-term capital gain dividends for the fiscal year ended October 31, 2006, pursuant to Section 852(b)(3)(C) of the Internal Revenue Code (“Code”).

The Fund designates 100% of the ordinary income dividends for the fiscal year ended October 31, 2006 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11), pursuant to Section 854(b)(2) of the Code.

The Fund designates 100% of the ordinary income dividends for the fiscal year ended October 31, 2006 as qualifying for the corporate dividends received deduction under Section 243, pursuant to Section 854(b)(2) of the Code.

The Fund designates 9.06% of the ordinary income dividends for the fiscal year ended October 31, 2006 as interest-related dividends, pursuant to Section 871(k)(1)(C) of the Code.

The Fund designates $109,700 as short-term capital gain dividends for the fiscal year ended October 31, 2006, pursuant to Section 871(k)(2)(C) of the Code.

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FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775
INVESTMENT ADVISOR
Fort Pitt Capital Group, Inc.
680 Andersen Drive
Foster Plaza Ten
Pittsburgh, Pennsylvania 15220

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

ADMINISTRATOR, FUND ACCOUNTANT &
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

LEGAL COUNSEL
Metz Lewis, LLC
11 Stanwix Street, 18th Floor
Pittsburgh, Pennsylvania 15222

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2006 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-688-8775.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Robert J. Dickson is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were qualified dividend income testing. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees and tax fees by the principal accountant.

	FYE 10/31/2006	FYE 10/31/2005
Audit Fees	$12,500	$11,500
Tax Fees	$2,500	$2,500
All Other Fees	$250	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2006	FYE 10/31/2005
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Fort Pitt Capital Funds

By (Signature and Title)* /s/ Douglas W. Kreps
                                             Douglas W. Kreps, President

Date   1/4/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas W. Kreps
                                             Douglas W. Kreps, President

Date   1/4/07

By (Signature and Title)* /s/ Charles A. Smith
                                             Charles A. Smith, Treasurer

Date   1/4/07

* Print the name and title of each signing officer under his or her signature.